Reconciliation of Financial Statements to the Form 5500 - Schedule of Reconciliation of Net Assets Available for Benefits (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP 029
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 2,557,858,219	$ 2,315,691,935	$ 2,207,629,755
Amounts allocated to deemed distributions		(1,247,688)
Net assets available for benefits per the Form 5500		2,314,444,247
EBP 030
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 788,054,047	703,393,387	$ 679,778,721
Amounts allocated to deemed distributions		(1,846,350)
Net assets available for benefits per the Form 5500		$ 701,547,037